John H. Bitner
312.807.4306
jbitner@bellboyd.com
Direct Fax: 312.827.8048

May 2, 2005

Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Mr. Roger H. Schwall, Assistant Director

Hecla Mining Company
Commission File No. 1-8491

Ladies and Gentlemen:

     Attached for filing under Proxy Rule 14a-6(a) are preliminary proxy solicitation materials on behalf of Hecla Mining Company relating to the portion of its annual meeting of shareholders which Hecla has determined to adjourn on May 6, 2005, until June 1, 2005.

     Please note that this preliminary material is being filed because the material refers to a solicitation in opposition. In light of that fact, and the fact that most of the material has been on file with the Commission in definitive form since March 29, 2005, Hecla requests that this material be reviewed and cleared as promptly as possible.

     Please telephone the undersigned at the number above, or Donald Bingle of this office at 312.807.4248, with any questions or comments.

Very truly yours,

John H. Bitner

JHB:azs

Copy to Michael B. White, Esq